Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Gross proceeds of $4,205,574, less issuance costs of $455,259	$ 4,205,574
Gross proceeds, issuance costs	$ 455,259